Note 33 - Employee Benefits - Plan Asset Allocation Level 1 (Detail) - Level 1 of Fair Value Hierarchy [Member] - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Total countries [Domain Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		€ 715	€ 1,216
Equity instruments	[1]	1,559	1,742
Investment-grade bonds
Government	[2]	3,195	2,183
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		3	2
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		23	(17)
Credit		1	0
Inflation		(115)	0
Foreign exchange		4	(1)
Other		4	2
Total fair value of quoted plan assets		5,389	5,127
Germany [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		339	1,162
Equity instruments	[1]	758	1,015
Investment-grade bonds
Government	[2]	1,115	1,013
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	0
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		0	0
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		4	2
Total fair value of quoted plan assets		2,216	3,192
UK [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		292	30
Equity instruments	[1]	643	571
Investment-grade bonds
Government	[2]	1,618	695
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	0
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		34	0
Credit		1	0
Inflation		(125)	0
Foreign exchange		4	(1)
Other		0	0
Total fair value of quoted plan assets		2,467	1,295
US [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		54	(16)
Equity instruments	[1]	116	107
Investment-grade bonds
Government	[2]	426	423
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	0
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		(19)	(17)
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		0	0
Total fair value of quoted plan assets		577	497
Other countries [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		30	40
Equity instruments	[1]	42	49
Investment-grade bonds
Government	[2]	36	52
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		3	2
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		8	0
Credit		0	0
Inflation		10	0
Foreign exchange		0	0
Other		0	0
Total fair value of quoted plan assets		€ 129	€ 143

[1]	Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolios benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.
[2]	Investment-grade means BBB and above. Average credit rating exposure for the Groups main plans is around A.